11. INCOME TAXES: Schedule of Income Tax Reconciliation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Details
Net loss for the year	$ (903,039)	$ (34,405,463)	$ (643,227)
Canadian statutory income tax rate	27.00%	27.00%	27.00%
Computed “expected” income tax expense	$ (243,821)	$ (9,289,475)	$ (173,671)
Differences resulting from
Option based payments	116,882	1,117,423	59,722
Other non-deductible items	1,939	3,052	1,949
Increase/(decrease) in deferred tax assets not recognized	125,000	8,169,000	112,000
Provision for income tax expense	$ 0	$ 0	$ 0